Annual Fund Operating Expenses	12 Months Ended
Aug. 31, 2011
Vanguard Admiral Treasury Money Market Fund - Investor Shares | Vanguard Admiral Treasury Money Market Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.09%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.11% [1]
Vanguard S&P 500 Value Index Fund - Institutional Shares | Vanguard S&P 500 Value Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.01%
12b-1 Distribution Fee	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.08%
Vanguard S&P 500 Growth Index Fund - Institutional Shares | Vanguard S&P 500 Growth Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.01%
12b-1 Distribution Fee	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.08%
Vanguard S&P Mid-Cap 400 Index Fund - Institutional Shares | Vanguard S&P Mid-Cap 400 Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.10%
Vanguard S&P Mid-Cap 400 Growth Index Fund - Institutional Shares | Vanguard S&P Mid-Cap 400 Growth Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.08%
Vanguard S&P Mid-Cap 400 Value Index Fund - Institutional Shares | Vanguard S&P Mid-Cap 400 Value Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	0.12%
Vanguard S&P Small-Cap 600 Index Fund - Institutional Shares | Vanguard S&P Small-Cap 600 Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.01%
12b-1 Distribution Fee	none
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.09%
Vanguard S&P Small-Cap 600 Value Index Fund - Institutional Shares | Vanguard S&P Small-Cap 600 Value Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.01%
12b-1 Distribution Fee	none
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.10%
Vanguard S&P Small-Cap 600 Growth Index Fund - Institutional Shares | Vanguard S&P Small-Cap 600 Growth Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.01%
12b-1 Distribution Fee	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.08%
Vanguard S&P 500 Value Index Fund - ETF Shares | Vanguard S&P 500 Value Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.15%
Vanguard S&P 500 Growth Index Fund - ETF Shares | Vanguard S&P 500 Growth Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.15%
Vanguard S&P Mid-Cap 400 Index Fund - ETF Shares | Vanguard S&P Mid-Cap 400 Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.17%
Vanguard S&P Mid-Cap 400 Growth Index Fund - ETF Shares | Vanguard S&P Mid-Cap 400 Growth Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.12%
12b-1 Distribution Fee	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.20%
Vanguard S&P Mid-Cap 400 Value Index Fund - ETF Shares | Vanguard S&P Mid-Cap 400 Value Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.11%
12b-1 Distribution Fee	none
Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	0.24%
Vanguard S&P Small-Cap 600 Index Fund - ETF Shares | Vanguard S&P Small-Cap 600 Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.16%
Vanguard S&P Small-Cap 600 Value Index Fund - ETF Shares | Vanguard S&P Small-Cap 600 Value Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.22%
Vanguard S&P Small-Cap 600 Growth Index Fund - ETF Shares | Vanguard S&P Small-Cap 600 Growth Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.20%

[1]	Vanguard and the Fund's Board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Fund|s daily yield so as to maintain a zero or positive yield for the Fund. Vanguard and the Fund|s Board may terminate the temporary expense limitation at any time.